Statement of Additional Information Supplement dated June 15, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Endeavor Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Global Health Care Fund
Invesco China Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco Premium Income Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Small Companies Fund
Invesco Emerging Markets Equity Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts - Invesco China Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2011 (except as noted):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco China Fund
May Lo	None[2]	None	None	None	None	2	[3]	$64.25	[3]
Joseph Tang[4]	None[2]	None	None	3	1316.7	10	[5]	$390.36	[5]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Shares of the Fund are not sold in Hong Kong, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.

3	Both funds pay performance-based fees.

4	Mr. Tang began serving as portfolio manager of Invesco China Fund on June 4, 2012. Information for Mr. Tang has been provided as of May 31, 2012.

5	This amount includes 5 funds that pay performance-based fees with $143.94 M in total assets under management.”
AIF SUP-3 061512